Document And Entity Information	Nov. 09, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 09, 2026
Entity Registrant Name	Aura Biosciences, Inc.
Entity Central Index Key	0001501796
Entity Emerging Growth Company	true
Entity File Number	001-40971
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	32-0271970
Entity Address, Address Line One	80 Guest Street
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02135
City Area Code	617
Local Phone Number	500-8864
Entity Information, Former Legal or Registered Name	Not Applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Title of 12(b) Security	Common Stock, $0.00001 par value per share
Trading Symbol	AURA
Security Exchange Name	NASDAQ